OTHER REQUIRED DISCLOSURES	12 Months Ended
Dec. 31, 2023
Disclosure of additional information [Abstract]
OTHER REQUIRED DISCLOSURES	OTHER REQUIRED DISCLOSURES
(a) Statement of comprehensive income

	Cash flow hedges			Currency translation adjustment
	Gross amount	Income tax	Total

As of December 31, 2021	(60)	20	(40)	(3,918,344)

(Decrease) / Increase	1	(1)	—	42,708
Reclassification to income statement	59	(19)	40	—

As of December 31, 2022	—	—	—	(3,875,636)

(Decrease) / Increase	22,721	(6,824)	15,897	132,339
Reclassification to income statement	—	—	—	839,437

As of December 31, 2023	22,721	(6,824)	15,897	(2,903,860)

(b) Statement of cash flows

	Year ended December 31,
	2023	2022	2021

(i) Changes in working capital (1)
Inventories	202,470	438,090	(1,906,524)
Receivables and others	6,342	10,888	(41,535)
Trade receivables	(104,280)	573,811	(885,200)
Other liabilities	(64,022)	46,403	106,223
Trade payables	280,571	83,306	109,247

	321,081	1,152,498	(2,617,789)
(ii) Income tax accrual less payments
Tax accrued (Note 11)	334,408	573,728	1,397,139
Taxes paid	(495,348)	(1,769,289)	(818,854)

	(160,940)	(1,195,561)	578,285
(iii) Interest accruals less payments
Interest accrued (Note 10 and 23)	(113,433)	(13,940)	(20,948)
Interest received	202,000	31,880	62,912
Interest paid	(133,706)	(42,735)	(36,063)

	(45,139)	(24,795)	5,901
(1)    Changes in working capital are shown net of the effect of exchange rate changes.
27.    OTHER REQUIRED DISCLOSURES (continued)

(c) Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2021	(259,621)	(822,573)	(656,465)	(1,738,659)
Cash flows	61,015	467,014	625	528,654
Reclassifications	—	(124,140)	124,140	—
Acquisitions - finance leases	(13,666)	—	—	(13,666)
Foreign exchange adjustments	5,686	26,093	58	31,837
Other non cash movements	(32,563)	(45,558)	(1,059)	(79,180)
As of December 31, 2022	(239,149)	(499,164)	(532,701)	(1,271,014)
Cash flows	69,683	248,587	12,500	330,770
Reclassifications	—	(511,723)	511,723	—
Acquisitions - finance leases	(14,556)	—	—	(14,556)
Acquisition of business (note 3)	(25,677)	(26,558)	(1,197,841)	(1,250,076)
Foreign exchange adjustments	(4,049)	(30,199)	2,267	(31,981)
Other non cash movements	(27,339)	(121,396)	(1,909)	(150,644)
As of December 31, 2023	(241,087)	(940,453)	(1,205,961)	(2,387,501)